Schedule of staff costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff Costs
Wages and salaries	£ 1,354	£ 2,727	£ 2,762
Defined contribution pension cost (note 25)	71	75	90
Social security contributions and similar taxes	152	397	565
Share-based payment charge/(credit)	89	(404)	(34)
Staff costs gross	1,666	2,795	3,383
Continuing operations	1,666	2,795	3,383
Discontinued operations
Staff costs	£ 1,666	£ 2,795	£ 3,383